Inventories (Table)	12 Months Ended
Dec. 31, 2020
Disclosure Of Inventories Explanatory [Abstract]
Disclosure of detailed information about inventories [Text Block]
The composition of inventory at each period-end is as follows:

Type of inventory	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$
Raw material	10,694	7,287
Production supplies	31,007	26,064
Products-in-progress	487,830	457,563
Finished product	563,497	492,424
Total	1,093,028	983,338

Disclosure of information about inventory reserves [Text Block]
The breakdown of inventory allowances is detailed as follows:

Type of inventory	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$
Raw material and supplies for production	1,934	2,488
Products-in-progress	66,122	71,468
Finished product	12,874	14,218
Total	80,930	88,174

Disclosure of movements in provisions for inventories [Text Block]
As of December 31, 2020, and December 31, 2019, movements in provisions are detailed as follows:

Conciliation	As of December 31, 2020	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$	ThUS$
Beginning balance	88,174	105,282	96,284
Increase in Lower Value (1)	(5,404)	(6,987)	7,845
Additional Provision Differences of Inventory (2)	(704)	(123)	3,176
Increase / Decrease eventual differences and others (3)	1,244	(6,262)	2,436
Provision Used	(2,380)	(3,736)	(4,459)
Total changes	(7,244)	(17,108)	8,998
Final balance	80,930	88,174	105,282

(1)	There are three types of Lower Value Provisions: (a) Economic Realizable Lower Value, (b) Potential Inventory with Uncertain Future Use and (c) Reprocessing Costs of Off-Specification Products.
(2)	Provisions for Inventory Differences generated when physical differences are detected when taking inventory, which exceed the tolerance levels for this process.
(3)	This algorithm corresponds to the provision of diverse percentages based on the complexity in the measurement and rotation of stock, as well as standard differences based on previous results, as is the case with provisions relating to Commercial Offices.